7. STOCKHOLDERS' EQUITY (Annual) (Details Narrative) - USD ($)	1 Months Ended								2 Months Ended	3 Months Ended					12 Months Ended
	Aug. 02, 2020	Aug. 01, 2020	Jun. 16, 2020	May 28, 2020	May 16, 2020	Apr. 16, 2020	Jan. 03, 2020	Mar. 31, 2019	Jun. 01, 2020	Mar. 31, 2021	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value										$ 0.001	$ 0.001				$ 0.001	$ 0.001
Common stock, shares authorized										200,000,000	200,000,000				200,000,000	200,000,000
Common stock, shares issued										90,964,265	104,425,830				104,964,265	104,425,830
Common stock, shares outstanding										90,964,265	104,425,830				104,964,265	104,425,830
Preferred stock, par value										$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized										1,000,000	1,000,000				1,000,000	1,000,000
Preferred stock, shares issued										0	0				0	0
Preferred stock, shares outstanding										0	0				0	0
Shares issued for cash, shares											5,500	4,875	68,732	8,478
Shares issued for cash, amount											$ 9,075	$ 10,126	$ 63,472	$ 5,197	$ 4,253	$ 87,870
Shares issued as a result of the reverse merger, shares														365,219
Shares issued as a result of the reverse merger, amount														$ 237,392		237,392
Stock dividend, shares											50,000
Stock dividend, amount											$ 26,474
Shares issued for services, amount										68,750					1,853,501
Stock payable										291,976	$ 223,226				223,226	223,226
Series A Preferred Stock
Conversion of preferred stock at time of reverse merger, shares								4,000,000
Preferred shares converted								60
Milestone Management Issuance Two
Shares issued for services, shares					4,000
Shares issued for services, amount					$ 5,000
Shares issued for services, value per share					$ 1.25
Milestone Management Issuance One
Shares issued for services, shares						1,500
Shares issued for services, amount						$ 3,000
Shares issued for services, value per share						$ 2.00
Issuance for Cash Three
Shares issued for cash, shares				1,000
Shares issued for cash, amount				$ 1,436
Issuance for Cash Two
Shares issued for cash, shares				1,500
Shares issued for cash, amount				$ 1,950
Milestone Management Issuance Five
Shares issued for services, shares	62,500
Shares issued for services, amount	$ 281,250
Shares issued for services, value per share	$ 4.50
Issuance for Cash One
Shares issued for cash, shares							500
Shares issued for cash, amount							$ 868
Milestone Management Issuance Three
Shares issued for services, shares			4,000
Shares issued for services, amount			$ 8,000
Shares issued for services, value per share			$ 2.00
Milestone Management Issuance Four
Shares issued for services, shares		12,500
Shares issued for services, amount		$ 56,250
Shares issued for services, value per share		$ 4.50
Carsten Falk
Shares issued for services, shares									500,000
Shares issued for services, amount									$ 1,500,000
Shares issued for services, value per share									$ 3.00
Stock Payable
Shares issued for cash, amount																466
Shares issued as a result of the reverse merger, amount
Stock dividend, amount																(26,474)
Shares issued for services, amount										68,750
Additional Paid-In Capital
Shares issued for cash, amount															4,250	87,316
Shares issued as a result of the reverse merger, amount																237,027
Stock dividend, amount																26,424
Shares issued for services, amount															1,852,915
Accumulated Deficit
Shares issued for cash, amount
Shares issued as a result of the reverse merger, amount
Stock dividend, amount
Shares issued for services, amount
Preferred Stock
Shares issued for cash, shares
Shares issued for cash, amount
Conversion of preferred stock at time of reverse merger, shares
Shares issued as a result of the reverse merger, shares
Shares issued as a result of the reverse merger, amount
Stock dividend, shares
Stock dividend, amount
Shares issued for services, shares
Shares issued for services, amount
Common Stock
Shares issued for cash, shares															3,000	87,585
Shares issued for cash, amount															$ 3	$ 88
Conversion of preferred stock at time of reverse merger, shares																4,000,000
Shares issued as a result of the reverse merger, shares																365,219
Shares issued as a result of the reverse merger, amount																$ 365
Stock dividend, shares																50,000
Stock dividend, amount																$ 50
Shares issued for services, shares															584,500
Shares issued for services, amount															$ 586